PROVISIONS - Schedule of movement in provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of movement in provisions
Provisions, Beginning balance	$ 9,406	$ 11,319
Provision in the year	1,853	357
Remeasurement in the year	4,015
Utilized in the year	(958)	(1,935)
Interests accrued	491	363
Exchange adjustments	(373)	(698)
Provisions, Ending balance	14,434	9,406
Provision for restoration
Schedule of movement in provisions
Provisions, Beginning balance	9,406	9,695
Provision in the year	1,178	357
Remeasurement in the year	4,015
Utilized in the year	(283)	(311)
Interests accrued	491	363
Exchange adjustments	(373)	(698)
Provisions, Ending balance	14,434	9,406
Provision for early termination of leases
Schedule of movement in provisions
Provisions, Beginning balance		1,624
Provision in the year	675
Utilized in the year	$ (675)	$ (1,624)